Investments in associates and joint venture - Statements of financial position of Coimolache under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Non-current assets	$ 3,882,847	$ 3,822,266
Current liabilities	(379,597)	(844,937)
Non-current liabilities	(960,689)	(1,178,343)
Equity	3,162,941	2,538,531	$ 2,799,857	$ 2,968,200
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Current assets	208,382	216,581
Non-current assets	157,203	184,635
Current liabilities	(21,565)	(36,521)
Non-current liabilities	(95,822)	(106,129)
Equity	248,198	258,566
Adjustments to conform to the accounting policies of the Group	(2,804)	(4,954)
Equity, adjusted	245,394	253,612
Group's interest	98,388	101,683
Tinka resources Ltd
Investments in associates and joint ventures
Current assets	13,007	8,667
Non-current assets	50,454	50,461
Current liabilities	(473)	(211)
Equity	62,988	58,917
Adjustments to conform to the accounting policies of the Group	(7,719)	1,042
Equity, adjusted	55,269	59,959
Group's interest	$ 10,678	$ 11,573